Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets, Net

The following is a summary of the Company’s intangible assets, net as of June 30, 2024 and December 31, 2023:

	Weighted Average Useful Life (in years)	June 30, 2024
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	0.25	$3,084,100	$2,827,089	$257,011
Customer lists	0	496,800	496,800	—
Non-compete	0	224,000	224,000	—
		$3,804,900	$3,547,889	$257,011
	Weighted Average Useful Life (in years)	December 31, 2023
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	1.5	$3,084,100	$2,313,072	$771,028
Customer lists	1	496,800	496,800	—
Non-compete	1	224,000	224,000	—
		$3,804,900	$3,033,872	$771,028